Schedule of Investments PIMCO California Municipal Income Fund II	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 164.0% ¤
MUNICIPAL BONDS & NOTES 160.9%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	$940	$38
CALIFORNIA 145.1%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2052 (c)	2,400	669
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.375% due 10/01/2049 (d)	3,085	1,847
Alameda Unified School District-Alameda County, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	900	1,008
Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023 4.250% due 08/01/2050	2,700	2,744
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (c)	720	240
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	3,000	3,000
Bay Area Toll Authority, California Revenue Bonds, Series 2017 4.000% due 04/01/2047	3,000	2,995
Bay Area Toll Authority, California Revenue Bonds, Series 2023 4.125% due 04/01/2054	1,800	1,813
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,600	1,610
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	2,000	2,178
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	1,000	841
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	660	661
6.125% due 06/01/2038	1,000	1,002
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (c)	9,000	1,413
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	5,100	1,015
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,372
5.000% due 10/01/2048	1,320	1,381
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	5,000	5,043
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 08/15/2055	6,275	6,357
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,500	1,522
4.000% due 11/01/2044	1,000	1,003
4.000% due 11/01/2051	2,750	2,696
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	1,200	1,208
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.000% due 11/15/2044	1,800	2,034
California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024 4.330% due 02/01/2042	1,000	1,031
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	2,000	2,035
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,400	1,411
6.000% due 03/01/2053	2,100	2,151
7.000% due 03/01/2053	500	508
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	6,250	565
4.000% due 11/01/2045	850	851
8.000% due 01/01/2050	1,500	1,545
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	1,800	1,955
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2041	500	511
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024 4.000% due 10/01/2039	1,000	1,005
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	1,000	1,046
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (e)	1,500	1,317

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

CaliforniaMunicipal Finance Authority Revenue Bonds, Series 2024
5.875% due 05/01/2059	390	410
6.000% due 01/01/2039	2,000	2,130
California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2049	300	319
5.000% due 09/01/2054	1,025	1,080
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	2,900	3,052
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	3,250	3,257
California State General Obligation Bonds, Series 2020 4.000% due 11/01/2040	1,500	1,551
California State General Obligation Bonds, Series 2022 4.000% due 09/01/2042	1,500	1,553
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	2,000	2,070
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	5,000	5,083
California State University Revenue Bonds, Series 2023 5.000% due 11/01/2044	3,000	3,411
California State University Revenue Bonds, Series 2024 4.000% due 11/01/2049	725	733
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	1,100	1,207
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2043	1,350	1,357
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	219
5.000% due 06/01/2046	2,000	2,012
5.000% due 12/01/2046	2,600	2,631
5.250% due 12/01/2056	3,550	3,595
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	990
4.000% due 12/01/2053	230	223
4.000% due 12/01/2057	2,000	1,931
5.500% due 12/01/2058	2,200	2,280
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,980	1,783
California Statewide Communities Development Authority Revenue Bonds, Series 2024 5.000% due 12/01/2049	2,200	2,438
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	1,275	1,304
Chino Valley Unified School District, California General Obligation Bonds, Series 2020 5.000% due 08/01/2055	2,000	2,143
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (c)	1,000	615
0.000% due 08/01/2040 (c)	1,400	740
0.000% due 08/01/2043 (c)	1,750	799
0.000% due 08/01/2044 (c)	1,405	611
City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2049	3,000	2,992
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 3.000% due 08/01/2056	1,000	734
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	1,245	1,114
Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	1,500	1,682
Corona Community Facilities District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2049	1,600	1,712
Corona Norco Unified School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2047	1,790	1,794
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	374
3.400% due 10/01/2046	445	383
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 4.750% due 09/01/2062 (d)	2,200	1,529
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	360	382
Desert Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2051	1,400	1,403
El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2052	1,635	1,785
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,670	1,690
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,415	1,416
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	920	882
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2045	1,400	1,411
Fresno Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,605	2,590
Fresno Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2055	2,550	2,548
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	20,000	2,389

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

HaciendaLa Puente Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047	3,000	2,989
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,500	3,534
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,650	2,479
Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024 4.000% due 05/01/2049	1,450	1,439
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2053	2,000	2,001
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2037	7,500	8,871
Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018 4.000% due 12/01/2048	2,500	2,501
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2024 4.000% due 12/01/2053	1,000	1,004
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	2,000	2,005
Los Angeles Department of Airports, California Revenue Bonds, Series 2021 5.000% due 05/15/2048	2,500	2,739
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,475	1,626
Los Angeles Unified School District, California General Obligation Bonds, Series 2024 4.000% due 07/01/2049 (a)	900	910
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	7,810	10,220
7.000% due 11/01/2034	1,000	1,269
Mammoth Lakes, California Certificates of Participation Bonds, (BAM Insured),Series 2024 4.000% due 06/01/2049	2,100	2,096
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	2,200	2,203
Mount San Antonio Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	900	907
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	2,200	2,224
Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	2,750	2,746
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	500	500
Ontario Montclair School District, California General Obligation Bonds, Series 2017 5.000% due 08/01/2046	1,825	1,903
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	2,000	1,973
Palm Springs Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,500	1,504
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (c)	11,000	6,280
0.000% due 08/01/2046 (c)	16,000	6,489
Redwood City School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	2,140	2,397
Richmond, California Wastewater Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,460	1,461
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2045 (c)	1,850	716
River Islands Public Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	375	386
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,100	1,121
Riverside County, California Transportation Commission Revenue Bonds, Series 2013 0.000% due 06/01/2042 (c)	1,000	490
Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2047	2,185	2,188
Riverside, California Electric Revenue Bonds, Series 2024 5.000% due 10/01/2049	2,800	3,164
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	3,500	3,573
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2049	1,500	1,500
Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2042	1,800	1,914
5.000% due 09/01/2047	500	524
Sacramento Municipal Utility District, California Revenue Bonds, Series 2023 5.000% due 08/15/2048	500	564
San Bernardino Community College District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	3,700	4,064
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2053	3,650	4,045
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	3,000	2,928
5.000% due 07/01/2051	2,360	2,490
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	2,000	2,056
San Diego Unified School District, California General Obligation Bonds, Series 2020 4.000% due 07/01/2050	900	903
San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	4,500	4,524

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

5.000% due 07/01/2048	1,000	1,120
San Diego Unified School District, California General Obligation Bonds, Series 2024 4.000% due 07/01/2054	2,200	2,205
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	4,000	4,142
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,800	1,989
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	900	909
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,200	1,294
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2052	1,800	2,007
San Juan Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,800	1,803
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2033	1,125	1,147
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (c)	12,000	8,962
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018 4.000% due 07/15/2052	1,800	1,794
Santa Clarita Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,200	2,188
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	1,270	1,299
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (c)	1,000	530
South San Francisco Unified School District, California General Obligation Bonds, Series 2023 4.000% due 09/01/2052	1,000	1,001
Southwestern Community College District, California General Obligation Bonds, Series 2021 4.000% due 08/01/2046	4,850	4,883
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2047	1,815	2,019
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,190	2,425
Tejon Ranch Public Facilities Finance Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	700	738
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	19,480	3,394
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	5,000	998
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2048	2,160	2,252
University of California Revenue Bonds, Series 2022 5.000% due 05/15/2052	8,800	9,675
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,000	2,808
Victor Valley Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2051	680	752
Washington Township Health Care District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2045	3,000	2,995
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.500% due 08/01/2053	1,500	1,716

		322,385

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,915	2,571
7.120% due 10/01/2038	505	496

		3,067

ILLINOIS 1.7%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,350	2,355
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	1,500	1,517

		3,872

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	2,090	2,144

NEW YORK 0.9%
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	1,250	1,476

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

NewYork Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	550	545

		2,021

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	720	0

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,275	1,469

PUERTO RICO 7.2%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	24,300	1,641
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2051	2,813	1,842
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,250	850
4.000% due 07/01/2041	1,300	1,258
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (c)	20,000	4,933
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	5,425	5,439

		15,963

TEXAS 2.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	500	346
12.000% due 12/01/2045	850	763
Roma Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	2,200	2,142
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	2,300	2,262

		5,513

VIRGINIA 0.5%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	19,000	627
5.500% due 07/01/2044	500	453

		1,080

Total Municipal Bonds & Notes (Cost $342,781)		357,552

U.S. GOVERNMENT AGENCIES 2.5%
Freddie Mac
3.720% due 01/01/2041	2,088	2,066
3.850% due 02/01/2038	1,991	2,005
4.080% due 06/01/2033	1,377	1,425

Total U.S. Government Agencies (Cost $5,211)		5,496

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
California Statewide Communities Development Authority 4.000% due 10/01/2042	1,350	1,360

Total Non-Agency Mortgage-Backed Securities (Cost $1,350)		1,360

Total Investments in Securities (Cost $349,342)		364,408

Total Investments 164.0% (Cost $349,342)		$364,408
Auction Rate Preferred Shares (0.7)%		(1,475)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (65.9)%		(146,331)
Other Assets and Liabilities, net 2.5%		5,551

Net Assets Applicable to Common Shareholders 100.0%		$222,153

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$1,362	$1,317	0.59%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$38	$0	$38
California	0	322,385	0	322,385
Delaware	0	3,067	0	3,067
Illinois	0	3,872	0	3,872
New Hampshire	0	2,144	0	2,144
New York	0	2,021	0	2,021
Pennsylvania	0	1,469	0	1,469
Puerto Rico	0	15,963	0	15,963
Texas	0	5,513	0	5,513
Virginia	0	1,080	0	1,080
U.S. Government Agencies	0	5,496	0	5,496
Non-Agency Mortgage-Backed Securities	0	1,360	0	1,360

Total Investments	$0	$364,408	$0	$364,408

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	PSF	Public School Fund
CM	California Mortgage Insurance

Other Abbreviations:
TBA	To-Be-Announced